Investment Objectives and Goals	Jan. 01, 2026
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Small-Cap Value Equity Fund
Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Large-Cap Growth Stock Fund (the “Fund”),